PLAN DESCRIPTION (Tables)	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Contribution	The following schedule details the contribution percentages by years of service.

Years of Service	Contribution Percentage

1-3	8%
4-6	9
7-8	10
9-10	11
11-12	12
13-14	13
15 or more	14